Note 3 (Tables)	12 Months Ended
Dec. 31, 2026
BBVA Group [Abstract]
Contribution to consolidated group total assets entities by main activities [Table Text Block]
The following table sets forth information related to the Group’s total assets as of December 31, 2025, 2024 and 2023, broken down by the Group’s entities according to their activity:

CONTRIBUTION TO CONSOLIDATED GROUP TOTAL ASSETS. ENTITIES BY MAIN ACTIVITIES (MILLIONS OF EUROS)

	2025	2024	2023
Banking and other financial services	818,287	733,860	737,971
Insurance and pension fund managing companies	37,521	34,439	34,520
Other non-financial services	3,768	4,103	3,068
Total	859,576	772,402	775,558